[Logo - AMUNDI]




January 2, 2024



VIA ELECTRONIC TRANSMISSION
---------------------------

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC  20549


Re:  Pioneer Series Trust XII (the "Trust")
     (File Nos. 333-42105 and 811-08547)
     CIK No. 0001051010

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, we certify that the forms of prospectus and statement of additional information relating to Pioneer Disciplined Growth Fund and Pioneer MAP - High Income Municipal Fund, each a series of the Trust, that would have been filed under paragraph (c) of Rule 497, do not differ from those contained in Post-Effective Amendment No. 44 to the Trust's registration statement on Form N-1A, filed electronically with the Securities and Exchange
Commission on December 28, 2023 (SEC Accession No. 0001193125-23-304876).

If you have any questions or comments concerning the foregoing certification, please contact me at (617) 422-4388.

					 Very truly yours,


					/s/ Daniel J. Hynes
    					-------------------------
    					Daniel J. Hynes
    					Senior Legal Product Manager



cc:     Christopher J. Kelley, Esq.
        Toby R. Serkin, Esq.



Amundi Asset Management US, Inc.
60 State Street
Boston, MA  02109-1820